                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          Heritage Hall, P.O. Box 225
                  Le Marchant Street, St. Peter Port
                  Guernsey, GYI 4HY, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Karen L. Yerburgh
Title:            Managing Partner
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Karen L. Yerburgh           London, United Kingdom      November 11, 2010
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total:  $2,018,521,547.41


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

GENESIS ASSET MANAGERS, LLP

AS AT - 30 SEPTEMBER 2010

                                  Item 2 -                                                  Item 6:            Item 8:
                                  Title or Item 3 -                 Item 4:       Item 5:     Inv     Item 7:   Voting
Item 1 - Stock Name                 Class    CUSIP   Portfolio   FMV (in US$)     Shares   Discretion Manager Authority
--------------------------------- -------- --------- --------- ---------------- ---------- ---------- ------- ---------
AMERICA MOVIL ADR                    ADR   02364W105            600,085,361.11  10,314,167     sole      1       sole    8,045,830
                                                                                                                 none    2,268,337

BANCO MACRO BANSUD ADR               ADR   05961W105             94,694,040.00   1,985,200     sole      1       sole    1,950,600
                                                                                                                 none       34,600

BANCO SANTANDER BRASIL - ADS         ADS   05967A107            487,144,081.53  33,179,503     sole      1       sole   25,907,276
                                                                                                                 none    7,272,227

BANCOLOMBIA ADR                      ADR   05968L102            144,479,669.40   2,171,134     sole      1       sole    1,500,653
                                                                                                                 none      670,481

COMPANHIA BRASILEIRA DE DIST. ADR    ADR   20440T201             80,592,430.38   2,145,082     sole      1       sole    1,695,680
                                                                                                                 none      449,402

CREDICORP (US)                       ORD   G2519Y108            106,112,872.75     856,871     sole      1       sole      671,568
                                                                                                                 none      185,303

EMBOTELLADORA ANDINA ADR REP A       ADR   29081P204              5,375,459.50     300,305     sole      1       sole      158,805
                                                                                                                 none      141,500

EMBOTELLADORA ANDINA ADS REP B       ADS   29081P303             96,656,704.69   3,336,957     sole      1       sole    3,089,371
                                                                                                                 none      247,586

FEMSA ADS                            ADS   191241108            253,383,300.30   4,775,206     sole      1       sole    3,842,008
                                                                                                                 none      933,198

HDFC BANK LTD ADR                    ADR   40415F101              3,595,215.00      19,500     sole      1       sole       19,500
                                                                                                                 none            0

INFOSYS TECHNOLOGY LTD ADR           ADR   456788108              6,560,378.24      97,162     sole      1       sole       97,162
                                                                                                                 none            0

KOREA ELECTRIC POWER SPON ADR        ADR   500631106             11,528,962.44     501,111     sole      1       sole       99,125
                                                                                                                 none      401,986

MOBILE TELESYSTEMS ADR               ADR   607409109            100,317,121.71   4,618,314     sole      1       sole    3,602,047
                                                                                                                 none    1,016,267

PLATINUM GROUP METALS LTD            ORD   72765Q205             17,699,158.40   7,534,260     sole      1       sole    7,534,260
                                                                                                                 none            0

RETALIX LTD                          ORD   M8215W109             10,296,791.96     842,618     sole      1       sole      842,618
                                                                                                                 none            0
                                                              ----------------
                                                              2,018,521,547.41
                                                              ================